Condensed Financial Information of Capital Bank Financial Corp. (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 142,361	$ 87,637
Accrued interest receivable and other assets	132,874	90,985
Total assets	7,306,953	6,586,380
Liabilities and Shareholders' Equity
Accrued interest payable and other liabilities	55,344	54,634
Shareholders' equity	1,155,343	990,910	881,236	526,320
Total liabilities and shareholders' equity	7,306,953	6,586,380
Parent [Member]
Assets
Cash and due from banks	125,444	141,976
Investment in bank subsidiary	1,171,074	179,894
Investment in other subsidiaries	6,883	587,812
Note receivable due from subsidiary	3,393
Accrued interest receivable and other assets	8,822	8,703
Total assets	1,315,616	918,385
Liabilities and Shareholders' Equity
Long-term borrowings	132,067
Accrued interest payable and other liabilities	28,206	1,980
Shareholders' equity	1,155,343	916,405
Total liabilities and shareholders' equity	$ 1,315,616	$ 918,385